Employee Benefits - Summary of Excess (deficit) of Fair Value of Assets Over Benefit Obligation for wholly Unfunded Plans and Wholly or Partly Funded Plans (Detail) - CAD ($) $ in Millions	Oct. 31, 2022	Oct. 31, 2021
Pension plans [member]
Disclosure of defined benefit plans [line items]
Excess (deficit) of fair value of assets over total benefit obligation	$ 679	$ (120)
Effect of asset limitation and minimum funding requirement	(176)	(85)
Net asset (liability) at end of year	503	(205)
Pension plans [member] | Unfunded plans [member]
Disclosure of defined benefit plans [line items]
Benefit obligation	353	438
Pension plans [member] | Wholly Funded and Partly Funded Plans [member]
Disclosure of defined benefit plans [line items]
Benefit obligation	7,277	9,146
Fair value of assets	8,309	9,464
Excess (deficit) of fair value of assets over total benefit obligation	1,032	318
Other benefit plans [member]
Disclosure of defined benefit plans [line items]
Excess (deficit) of fair value of assets over total benefit obligation	(1,007)	(1,159)
Net asset (liability) at end of year	(1,007)	(1,159)
Other benefit plans [member] | Unfunded plans [member]
Disclosure of defined benefit plans [line items]
Benefit obligation	902	1,058
Other benefit plans [member] | Wholly Funded and Partly Funded Plans [member]
Disclosure of defined benefit plans [line items]
Benefit obligation	221	244
Fair value of assets	116	143
Excess (deficit) of fair value of assets over total benefit obligation	$ (105)	$ (101)